DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Group's VIE information

	As of December 31,
	2019	2020
	RMB	RMB
Cash	93,548,349	105,849,594
Short-term investments	310,439,321	696,596,203
Accounts receivable, net	115,228,700	101,320,063
Inventories	178,476,473	140,603,108
Prepayments and other current assets	18,613,814	29,433,890
Amounts due from inter-companies	4,303,778	5,729,053

Total current assets	720,610,435	1,079,531,911

Property, plant and equipment, net	148,937,701	195,808,280
Intangible assets, net	1,962,530	1,747,615
Land use rights, net	34,355,936	48,835,120
Deferred income tax assets	—	14,593,376
Other non-current assets	5,961,241	30,830,304

Total assets	911,827,843	1,371,346,606

Short-term bank borrowings	217,394,132	180,000,000
Accounts payable	258,988,264	395,826,435
Amounts due to inter-companies	306,137,760	420,647,145
Income taxes payable	3,013,805	14,355,462
Advances from customers	7,478,309	38,817,881
Deferred revenue—current	31,105,700	21,155,634
Accrued expenses and other current liabilities	164,442,316	160,532,008

Total current liabilities	988,560,286	1,231,334,565
Deferred revenue non-current	2,171,033	4,176,458
Deferred income tax liabilities	1,265,780	1,109,479
Other non-current liabilities	22,358,968	24,892,246

Total liabilities	1,014,356,067	1,261,512,748

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues	1,477,593,628	2,115,501,618	2,500,023,611
Net income (loss)	(294,156,973)	196,473,033	175,070,451
Net cash provided by operating activities	14,379,166	284,907,333	570,195,979
Net cash used in investing activities	(74,333,070)	(319,696,832)	(518,734,956)
Net cash provided by (used in) financing activities	78,199,492	37,416,129	(37,394,132)
Effect of foreign currency exchange rate changes on cash	684,791	198,466	(1,765,646)
Net increase in cash	18,930,379	2,825,096	12,301,245
Cash at the beginning of the year	71,792,874	90,723,253	93,548,349
Cash at the end of the year	90,723,253	93,548,349	105,849,594